Trade Receivables, Other Receivables and Other Current Assets (Details) - Schedule of Movement of Allowance for Doubtful Debts - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement of allowance for doubtful debts
Beginning balance	$ 68,586
Movement during the year	722,910	68,586
Ending balance	$ 791,496	$ 68,586